Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Summary of Investments by Classification and Method of Valuation

The following summarizes investments by classification and method of valuation for the year ended December 31, 2025:

	2025
	Fair Value Measurements Using Input Type
	Level 1	Level 2	Level 3	Total
Mutual Funds	$83,185,174	$—	$—	$83,185,174

Methode Common Stock Fund	1,499,449	—	—	1,499,449

Total Investments, at fair value	$84,684,623	$—	$—	$84,684,623

The following summarizes investments by classification and method of valuation for the year ended December 31, 2024:

	2024
	Fair Value Measurements Using Input Type
	Level 1	Level 2	Level 3	Total
Mutual Funds	$76,481,637	$—	$—	$76,481,637

Methode Common Stock Fund	2,675,553	—	—	2,675,553

Total Investments, at fair value	$79,157,190	$—	$—	$79,157,190